Reverse Recapitalization (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares
Reverse Recapitalization [Line Items]
Closing date			90 days
Par value per share (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Public right			1
Public units			1
Rights			(10)
Non-trade accounts receivable (in Dollars) | $				$ 1.2
Loan receivable amount (in Dollars) | $				2.7
Other income (in Dollars) | $				$ 1.2
Total transaction costs (in Dollars) | $	$ 9.4		$ 9.4
Common Stock [Member]
Reverse Recapitalization [Line Items]
Issued common shares	24,902,106	118,046,178
Conversion of units			3,075,185
Common Stock [Member] | EM LLC Unitholders [Member]
Reverse Recapitalization [Line Items]
Issued common shares			588,473,653
Common Stock [Member] | Korean Companies [Member]
Reverse Recapitalization [Line Items]
Issued common shares			3,075,185
EM LLC Common Units [Member]
Reverse Recapitalization [Line Items]
Issued common shares			475,962,290
EM LLC Convertible Preferred Units [Member]
Reverse Recapitalization [Line Items]
Issued common shares			109,436,178
Conversion of units			17,391,000
EM Common Share [Member]
Reverse Recapitalization [Line Items]
Conversion of units			2,898,499
WTMA Common Stock [Member]
Reverse Recapitalization [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Number of common stock			1
Converted common stock			1
EM LLC Member Units [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Outstanding units			100,000
EM LLC Member Units [Member] | Maximum [Member]
Reverse Recapitalization [Line Items]
Outstanding units			900,000